UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

EA Bridgeway Blue Chip ETF

Ticker: BBLU

bridgewayetfs.com

Semi-Annual Report

December 31, 2022

EA BRIDGEWAY BLUE CHIP ETF

EA BRIDGEWAY BLUE CHIP ETF

Tabular Presentation of Schedule of Investments

As of December 31, 2022 (Unaudited)

Sector[1]	% Net Assets
Information Technology	28.6%[2]
Health Care	13.3%
Communication Services	12.6%
Financials	11.1%
Consumer Staples	11.0%
Consumer Discretionary	9.5%
Energy	6.3%
Industrials	6.2%
Other[3]	1.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments, and other assets less liabilities.

1

EA Bridgeway Blue Chip ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.4%
31,054	Raytheon Technologies Corp.	$3,133,970

Air Freight & Logistics - 3.8%
29,103	United Parcel Service, Inc. - Class B	5,059,266

Automobile Manufacturers - 2.4%
25,798	Tesla, Inc. (a)	3,177,798

Cable & Satellite - 2.3%
88,589	Comcast Corp. - Class A	3,097,957

Communications Equipment - 2.4%
65,425	Cisco Systems, Inc.	3,116,847

Data Processing & Outsourced Services - 6.4%
9,219	Mastercard, Inc. - Class A	3,205,723
24,780	Visa, Inc. - Class A	5,148,293
		8,354,016
Diversified Banks - 8.7%
93,886	Bank of America Corp.	3,109,504
38,800	JPMorgan Chase & Co.	5,203,080
75,310	Wells Fargo & Co.	3,109,550
		11,422,134
Home Improvement Retail - 2.3%
9,780	Home Depot, Inc.	3,089,111

Household Products - 3.9%
33,860	Procter & Gamble Co.	5,131,822

Hypermarkets & Super Centers - 2.4%
21,910	Walmart, Inc.	3,106,619

Integrated Oil & Gas - 6.3%
28,924	Chevron Corp.	5,191,569
28,598	Exxon Mobil Corp.	3,154,359
		8,345,928
Integrated Telecommunication Services - 2.4%
79,297	Verizon Communications, Inc.	3,124,302

Interactive Media & Services - 5.5%
23,098	Alphabet, Inc. - Class A (a)	2,037,937
22,869	Alphabet, Inc. - Class C (a)	2,029,166
26,451	Meta Platforms, Inc. - Class A (a)	3,183,113
		7,250,216

The accompanying notes are an integral part of these financial statements.

2

EA Bridgeway Blue Chip ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Internet & Direct Marketing Retail - 2.4%
38,055	Amazon.com, Inc. (a)	$3,196,620

Managed Health Care - 2.4%
5,890	UnitedHealth Group, Inc.	3,122,759

Movies & Entertainment - 2.4%
35,711	Walt Disney Co. (a)	3,102,572

Multi-Sector Holdings - 2.4%
10,150	Berkshire Hathaway, Inc. - Class B (a)	3,135,335

Pharmaceuticals - 10.9%
13,604	Eli Lilly & Co.	4,976,887
17,598	Johnson & Johnson	3,108,687
28,085	Merck & Co., Inc.	3,116,031
60,612	Pfizer, Inc.	3,105,759
		14,307,364
Restaurants - 2.4%
11,723	McDonald’s Corp.	3,089,362

Semiconductors - 10.5%
5,694	Broadcom, Inc.	3,183,686
120,751	Intel Corp.	3,191,449
21,835	NVIDIA Corp.	3,190,967
37,946	Qualcomm, Inc.	4,171,783
		13,737,885
Soft Drinks - 4.7%
48,720	Coca-Cola Co.	3,099,079
17,180	PepsiCo, Inc.	3,103,739
		6,202,818
Systems Software - 6.0%
19,851	Microsoft Corp.	4,760,667
38,325	Oracle Corp.	3,132,685
		7,893,352
Technology Hardware, Storage & Peripherals - 3.3%
33,318	Apple, Inc.	4,329,008

	TOTAL COMMON STOCKS (Cost $61,514,141)	129,527,061

MONEY MARKET FUNDS - 0.4%
536,955	First American Government Obligations Fund - Class X, 4.08% (b)	536,955
	TOTAL MONEY MARKET FUNDS (Cost $536,955)	536,955

	TOTAL INVESTMENTS (Cost $62,051,096) - 99.0%	$130,064,016
	Other Assets in Excess of Liabilities - 1.0%	1,365,172
	TOTAL NET ASSETS - 100.0%	$131,429,188

The accompanying notes are an integral part of these financial statements.

3

EA Bridgeway Blue Chip ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

4

EA BRIDGEWAY BLUE CHIP ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022 (Unaudited)

EA Bridgeway Blue Chip ETF(1)
Assets:
Investments in securities, at value	$130,064,016
Dividends and interest receivable	87,567
Cash	22,353
Receivable for investments sold	62,166,885
Receivable for fund shares sold	40,362,000
Prepaid expenses	10,570
Total assets	232,713,391

Liabilities:
Payable for fund shares redeemed	53,485,725
Distribution payable	46,236,585
Payable for investment securities purchased	1,479,052
Accrued investment advisory fees	24,984
Other accrued expenses	57,857
Total liabilities	101,284,203
Net Assets	$131,429,188

Net Assets Consist of:
Paid-in capital	$9,902,504
Total distributable earnings (accumulated deficit)	121,526,684
Net Assets:	$131,429,188

Calculation of Net Asset Value Per Share:
Net Assets	$131,429,188
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	16,281,288
Net Asset Value per Share	$8.07

Cost of Investments in Securities	$62,051,096

(1)	The Fund acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 17, 2022. The Predecessor Fund’s Class N Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to October 17, 2022, reflects that of the Predecessor Fund’s Class N Shares.

The accompanying notes are an integral part of these financial statements.

5

EA BRIDGEWAY BLUE CHIP ETF

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2022 (Unaudited)

EA Bridgeway Blue Chip ETF(1)
Investment Income:
Dividend income	$2,730,710
Interest income	4,204
Total investment income	2,734,914

Expenses:
Investment advisory fees	134,301
Transfer agent fees and expenses	43,480
Blue sky expenses	29,241
Insurance expenses	25,560
Shareholder service fees	25,258
Administration expenses	17,816
Accounting expenses	13,437
Legal expenses	13,207
Directors expenses	8,684
Interest expenses credit line	7,394
Printing and mailing expenses	6,323
Custody expenses	2,335
Other expenses	3,461
Total expenses	330,497
Less: Reimbursement of expenses from Advisor (Note 3)	(133,690)
Net expenses	196,807

Net Investment Income	2,538,107

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	99,526,612
99,526,612
Net change in unrealized depreciation on:
Investments	(97,923,282)
(97,923,282)
Net realized and unrealized gain on investments:	1,603,330
Net Increase in Net Assets Resulting from Operations	$4,141,437

(1)	The Fund acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 17, 2022. The Predecessor Fund’s Class N Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to October 17, 2022, reflects that of the Predecessor Fund’s Class N Shares.

The accompanying notes are an integral part of these financial statements.

6

EA BRIDGEWAY BLUE CHIP ETF

STATEMENT OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF
	For the Period Ended December 31, 2022 (Unaudited)(1)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,538,107	$7,349,192
Net realized gain on investments	99,526,612	63,077,617
Net change in unrealized depreciation on investments	(97,923,282)	(100,719,791)
Net increase (decrease) in net assets resulting from operations	4,141,437	(30,292,982)

Distributions to Shareholders:
Net investment income	(5,479,841)	(7,707,659)
Net realized gain	(87,177,212)	(60,500,495)
Total distributions to shareholders	(92,657,053)	(68,208,154)

Capital Share Transactions⁽²⁾:
Proceeds from shares sold	47,970,655	37,327,153
Reinvestment of distributions	45,451,187	67,289,920
Payments for shares redeemed	(199,717,400)	(112,061,945)
Transaction Fees (See Note 1)	22	-
Net decrease in net assets derived from net change in capital share transactions	(106,295,536)	(7,444,872)

Net Decrease in Net Assets	(194,811,152)	(105,946,008)

Net Assets:
Beginning of period	326,240,340	432,186,348
End of period	$131,429,188	$326,240,340

Changes in Shares Outstanding(2):
Shares outstanding, beginning of period	26,851,745	27,290,333
Shares sold	5,657,706	2,601,961
Shares reinvested	4,239,850	4,689,193
Shares repurchased	(20,468,013)	(7,729,742)
Shares outstanding, end of period	16,281,288	26,851,745

(1)	The Fund acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 17, 2022. The Predecessor Fund’s Class N Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to October 17, 2022, reflects that of the Predecessor Fund’s Class N Shares.
(2)	Reflects reorganization from the Predecessor Fund on October 17, 2022. See Note 1.

The accompanying notes are an integral part of these financial statements.

7

EA BRIDGEWAY BLUE CHIP ETF

FINANCIAL HIGHLIGHTS

For the Period Ended December 31, 2022 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
EA Bridgeway Blue Chip ETF
Six Months Ended December 31, 2022 (Unaudited)(6)	$12.15	0.11	0.16	0.27	(0.26)	(4.09)	(4.35)	$8.07	2.16%	$131,429	0.15%	0.25%	1.92%	8%
Year Ended June 30, 2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	$12.15	(9.32%)	$326,240	0.15%	0.23%	1.81%	24%
Year Ended June 30, 2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	$15.84	39.75%	$432,186	0.15%	0.24%	2.07%	7%
Year Ended June 30, 2020	$14.99	0.33	0.28	0.61	(0.32)	(1.32)	(1.64)	$13.96	3.49%	$477,400	0.15%	0.27%	2.28%	15%
Year Ended June 30, 2019	$14.62	0.34	1.75	2.09	(0.31)	(1.41)	(1.72)	$14.99	16.26%	$505,029	0.15%	0.25%	2.28%	20%
Year Ended June 30, 2018	$13.71	0.31	1.33	1.64	(0.31)	(0.42)	(0.73)	$14.62	11.98%	$567,513	0.15%	0.22%	2.17%	14%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	EA Bridgeway Blue Chip ETF (the “Fund”) acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 17, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund’s NAV is calculated. Prior to the Fund’s listing on October 17, 2022, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

8

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

EA Bridgeway Blue Chip ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on October 17, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term total return on capital, primarily through capital appreciation, but also some income.

As noted above, the Fund is the successor to the Bridgeway Blue Chip Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective October 17, 2022, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is June 30. The reporting period covered by this report for the Fund is October 17, 2022 through December 31, 2022. Operations prior to October 17, 2022 were for the Predecessor Fund. As of October 17, 2022, the net assets of the Predecessor Fund were $194,242,031, including $111,300,622 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the period ended December 31, 2022.

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing primarily in blue-chip stocks, and through some income almost exclusively derived from dividends paid by companies held in the Fund’s portfolio. For purposes of the Fund’s investments, the Sub-Adviser considers “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies.

9

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for Nasdaq securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

10

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Blue Chip ETF Assets*
Common Stocks	$129,527,061	$-	$-	$129,527,061
Money Market Funds	536,955	-	-	536,955
Total Investments in Securities	$130,064,016	$-	$-	$130,064,016

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended December 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended December 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended December 31, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations. The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on

12

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended December 31, 2022.

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below.

13

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

Blue-Chip Stocks Risk. The Fund is subject to the risk that blue-chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Large companies do not have the same growth potential of smaller companies and shareholders of large companies have less overall influence than they would in smaller companies.

Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies.

Inflation Risk. While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Focus Investing Risk. The Fund seeks to hold the stocks of approximately 35 companies. As a result, the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

14

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

Management and Operational Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Statistical Approach. The Sub-Adviser uses a statistical approach to manage the Fund and resists overriding the statistical models with qualitative or subjective data. However, the Sub-Adviser will exclude stocks if the issuer of the stock is principally engaged in the tobacco industry. The Sub-Adviser may also exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; or (ii) is substantially engaged in the production or trade of pornographic material. Other than companies principally engaged in the tobacco industry, the number of companies referenced in (i) and (ii) in the Sub-Adviser’s universe is usually “de minimis.”

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Bridgeway Capital Management, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

15

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

At a Board meeting held on June 17, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.15% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this report.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended December 31, 2022, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$10,275,436	$141,999,723

For the fiscal period ended December 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$-	$81,287,319

For the fiscal period ended December 31, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
EA Bridgeway Blue Chip ETF	$774,525	$55,085,659

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at December 31, 2022 were as follows:

Tax cost of Investments	$162,027,326
Gross tax unrealized appreciation	179,944,551
Gross tax unrealized depreciation	(15,655,481)
Net tax unrealized appreciation (depreciation)	164,289,070

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended June 30, 2022, the Fund did not defer any qualified late year losses.

At June 30, 2022, the Fund did not have any capital loss carryforwards.

16

EA BRIDGEWAY BLUE CHIP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended December 31, 2022 were as follows:

	Fiscal Period Ended December 31, 2022		Fiscal Year Ended June 30, 2022
	Ordinary Income	Realized Gain	Ordinary Income	Realized Gain
EA Bridgeway Blue Chip ETF	$5,479,841	$87,177,212	$7,707,659	$60,500,495

NOTE 8 – OTHER INFORMATION

On October 17, 2022, in conjunction with the conversion to EA Series Trust and with the approval of the audit committee, BBD, LLP, was removed as the independent registered public accounting firm for the Fund.

In conjunction with the conversion, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen & Company, Ltd. as its new independent registered public accounting firm on October 17, 2022, to audit the Fund’s financial statements for the fiscal year ending June 30, 2023.

The report of BBD, LLP, on the financial statements of the Fund for the most recent fiscal period ended June 30, 2022 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to December 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

17

EA BRIDGEWAY BLUE CHIP ETF

EXPENSE EXAMPLE

December 31, 2022 (Unaudited)

As a shareholder of EA Bridgeway Blue Chip ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period July 1, 2022 to December 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period July 1, 2022 to December 31, 2022
EA Bridgeway Blue Chip ETF[1]
Actual	0.15%	$1,000.00	$1,021.60	0.76
Hypothetical (5% annual return before expenses)	0.15%	1,000.00	1,024.45	0.77

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

18

EA BRIDGEWAY BLUE CHIP ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EA Bridgeway Blue Chip ETF was analyzed at the Board of Trustee meeting on which the Fund was approved.

19

EA BRIDGEWAY BLUE CHIP ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	35	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	35	Citadel Federal Credit Union (pro bono service for on-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	35	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	35	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

20

EA BRIDGEWAY BLUE CHIP ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Compliance (2015 – 2021)
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Chief Operating Officer and Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018)

21

EA BRIDGEWAY BLUE CHIP ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on June 17, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the EA Bridgeway Blue Chip ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Bridgeway Capital Management, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets in the same strategy as the Fund and the adequacy of each of the Adviser’s and Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities of the Sub-Adviser. The Board also considered that the Sub-Adviser would provide its services as a discretionary investment sub-adviser with respect to security selection of the Fund and that the Adviser would provide trade execution services in addition to oversight of the Fund more broadly.

Performance. The Board considered the performance information for the predecessor fund. The performance to date indicated a satisfactory achievement of the Fund’s investment objective.

Comparative Fees and Expenses. In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were few passively managed and actively managed ETFs and mutual funds using the strategies comparable to the proposed strategy, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively managed and actively managed ETFs and mutual funds. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio, net expense ratio, and management fee were all in the lowest quartile for ETFs and mutual funds alike. The Board was agreeable to the fee levels, noting that the fund was only 15 basis points in expense to shareholders.

22

EA BRIDGEWAY BLUE CHIP ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and estimated data regarding the proposed Sub-Advisory fee and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as sponsor of the Fund. They considered the Sub-Adviser’s projected Fund asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or Sub-Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve both the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved both the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under the Agreements.

23

EA BRIDGEWAY BLUE CHIP ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://bridgewayetfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://bridgewayetfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://bridgewayetfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

24

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Bridgeway Capital Management, LLC

20 Greenway Plaza, Suite 450

Houston, Texas 77046

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

EA Bridgeway Blue Chip ETF

Symbol – BBLU

CUSIP – 02072L714

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	March 10, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	March 10, 2023